Goodwill	12 Months Ended
Dec. 31, 2019
Business Combination, Goodwill [Abstract]
Goodwill
9.	Goodwill

	December 31, 2018	December 31, 2019
	RMB in thousands
Beginning balance	50,967	941,488
Additions (Note 26)	890,521	70,538

Ending balance	941,488	1,012,026

No impairment charge was recognized for the years ended December 31, 2017, 2018 and 2019.